Financial Instruments (OCI) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 1,604	$ (5,790)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring, Net	2,840
Tax Impact Of Gain Loss On Discontinuation Of Cash Flow Hedge Due To Forecasted Transaction Probable Of Not Occurring	1,530
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	0	1,993
Interest Rate Swap [Member] | Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	3,854	(2,478)
Commodity Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Commodity Swap Cash Flow Hedge Gain (Loss) To Be Reclassified During Next 12 Months, Net	(913)	(1,463)
Commodity Contract [Member] | Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (2,250)	$ (3,312)